Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill [text block]
	2017	2016	2015
Balances at beginning of the year	$484,877	454,295	349,764
Business combinations (Note 4)	1,042,163	-	123,933
Goodwill impairment loss	-	-	(38,619)
Foreign currency effects	104,054	30,582	19,217
Balances at end of year	$1,631,094	484,877	454,295

Disclosure of information for cash-generating units [text block]
The assumptions and balances of each cash-generating unit are as follows:

2017
Cash-generating unit	Final balance of the year	Projection period (years)	Annual discount rate (%)	Annual growth rate (%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.52%	3.00%
Campi	88,015	5	12.52%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	65,200	5	6.14%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia	110,091	5	6.14%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,154,955	5	6.14%	0.00%
	$1,631,094

2016
Cash-generating unit	Final balance of the year	Projection period (years)	Annual discount rate (%)	Annual growth rate (%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.91%	2.70%
Campi	88,015	5	12.91%	2.10%
Ok Farms - Morris Hatchery, Inc. Arkansas	68,449	5	8.62%	0.00%
Ok Farms- Morris Hatchery Inc. Georgia	115,580	5	8.62%	0.00%
	$484,877

2015
Cash-generating unit	Final balance of the year	Projection period (years)	Annual discount rate (%)	Annual growth rate (%)
Bachoco - Istmo and Peninsula regions	$212,833	5	9.67%	2.70%
Campi	88,015	5	9.67%	2.10%
Ok Farms - Morris Hatchery, Inc. Arkansas	57,075	5	9.32%	0.00%
Ok Farms- Morris Hatchery Inc. Georgia	96,372	5	9.32%	0.00%
	$454,295